Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Line Items]
Loss used in the computation of basic and diluted loss per ordinary share	$ (44,219,604)	$ (51,382,417)	$ (31,321,618)
Ordinary Shares
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	411,242,644	348,723,365	325,684,272
American Depositary Share
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	16,449,706	13,948,935	13,027,371